Income Taxes (Details 1) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Current tax provision:	$ 0	$ 0	$ 32,673
Change in valuation allowance	641,285	590,696	4,892,536
Total deferred provision	0	0	0
Total	0	0	32,673
Switzerland [Member]
Current tax provision:	0	0	32,673
Deferred tax provision:	(532,307)	(635,283)	(2,830,210)
Total	0	0	32,673
South Africe [Member]
Current tax provision:	0	0	0
Deferred tax provision:	(103,576)	25,283	(1,821,549)
Total deferred provision	0
Total	0	0	0
United States [Member]
Current tax provision:	0	0	0
Deferred tax provision:	(5,402)		(5,402)
Total	0	0	0
Brazil [Member]
Current tax provision:	0	0	0
Deferred tax provision:	0	19,304	(235,375)
Total	$ 0	$ 0	$ 0